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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Blue Harbour Group, LP
Address:     646 Steamboat Rd.
             Greenwich, Connecticut 06830

Form  13F  File Number: 028-11705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clifton S. Robbins
Title:         Chief Executive Officer
Phone:         203-422-6565

Signature, Place, and Date of Signing:


/s/ Clifton S. Robbins     Greenwich, Connecticut          November 14, 2012
-----------------------    ----------------------          -----------------
      [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                                           --------

Form 13F Information Table Entry Total:                          18
                                                           --------

Form 13F Information Table Value Total:                    $828,993
                                                           --------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.         Form 13F File Number        Name
     ------      ------------------------    --------------

     None.

                                               Blue Harbour Group, LP
                                             Form 13F Information Table
                                          Quarter ended September 30, 2012


          COLUMN 1            COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6 COLUMN 7 COLUMN 8
                              TITLE OF                VALUE      SHRS or  SH/  PUT/  INVE OTHR  VOTING AUTHORITY
NAME OF ISSUER                 CLASS       CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISC MANR SOLE  SHARED  NONE
----------------------------- -------    ---------  --------   ---------  ---  ----  ---- ---- ----  ------  ----
AERCAP HOLDINGS NV             SHS       N00985106  $ 36,031   2,882,509  SH         SOLE       X
ALLSCRIPTS HEALTHCARE SOLUTN   COM       01988P108  $ 15,551   1,251,111  SH         SOLE       X
ARBITRON INC                   COM       03875Q108  $ 51,372   1,355,455  SH         SOLE       X
BROADRIDGE FINL SOLUTIONS INC  COM       11133T103  $ 46,502   1,993,249  SH         SOLE       X
CACI INTL INC                  COM       127190304  $100,528   1,941,074  SH         SOLE       X
CHICOS FAS INC                 COM       168615102  $ 78,480   4,333,522  SH         SOLE       X
DICE HLDGS INC                 COM       253017107  $ 23,218   2,757,534  SH         SOLE       X
EMPLOYERS HOLDINGS INC         COM       292218104  $ 40,669   2,218,704  SH         SOLE       X
FEI CO                         COM       30241L109  $ 17,067     319,018  SH         SOLE       X
GLOBE SPECIALTY METALS INC     COM       37954N206  $ 17,234   1,132,325  SH         SOLE       X
IGATE CORP                     COM       45169U105  $ 85,995   4,732,802  SH         SOLE       X
JACK IN THE BOX INC            COM       466367109  $ 76,266   2,713,143  SH         SOLE       X
NABORS INDUSTRIES LTD          SHS       G6359F103  $ 38,081   2,714,250  SH         SOLE       X
PROGRESSIVE WASTE SOLUTIONS    COM       74339G101  $ 65,096   3,164,598  SH         SOLE       X
SAPIENT CORP                   COM       803062108  $    417      39,100  SH         SOLE       X
SPDR GOLD TRUST                GOLD SHS  78463V107  $ 41,440     240,900  SH         SOLE       X
WARNACO GROUP INC              COM       934390402  $ 65,912   1,269,984  SH         SOLE       X
WEBMD HEALTH CORP              COM       94770V102  $ 29,133   2,076,460  SH         SOLE       X

                                         Total:     $828,993